Finance costs (Tables)	12 Months Ended
Dec. 31, 2020
Finance costs [Abstract]
Finance costs
	2020 £’000	2019 £’000	2018 £’000
Interest on lease liabilities	2,401	2,947	-
Interest expenses on financial liabilities measured at amortized cost	708	849	842
Loss from change in fair value of embedded derivative asset	266	454	-
Loss from change in fair value of derivative liability	-	5,127	-
Other finance costs	-	2	-
	3,375	9,379	842